QUARTERLY HOLDING REPORT (unaudited)

for

KEYCO BOND FUND, INC.

June 30, 2022

	Principal	Fair
Long-Term State and Municipal Obligations - 93.6%	Amount	Value

Michigan - 44.1%
Bay City, Michigan, School District, 3.5%, November 1, 2034 (Q-SBLF enhanced)	$400,000	$400,284
Beaverton, Michigan, Schools, 2%, May 1, 2023 (Q-SBLF enhanced)	175,000	175,347
Berkley, Michigan, School District, 4%, May 1, 2040 (Q-SBLF enhanced)	500,000	503,515
Byron Center, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)	200,000	202,596
Center Line, Michigan, Public Schools, 5%, May 1, 2042 (Q-SBLF enhanced)	500,000	538,130
Dansville, Michigan, Schools, 4%, May 1, 2042 (Q-SBLF enhanced)	250,000	250,797
Escanaba, Michigan, Area Public Schools, 3.25%, May 1, 2028 (Q-SBLF enhanced)	400,000	402,624
Fruitport, Michigan, Community Schools, 5%, May 1, 2043 (Q-SBLF enhanced)	500,000	541,720
Gibraltar, Michigan, School District, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	276,147
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2043 (Q-SBLF enhanced)	250,000	248,223
Godfrey-Lee, Michigan, Public Schools, 4%, May 1, 2046 (Q-SBLF enhanced)	300,000	294,336
Macomb Interceptor Drain, Drainage District, County of Macomb, Michigan, 4%, May 1, 2036	500,000	512,565
Michigan State Building Authority, Revenue, 5%, October 15, 2029	250,000	257,315
Michigan State Building Authority, Revenue, 4%, October 15, 2036	350,000	358,680
Michigan State Building Authority, Revenue, 4%, April 15, 2040	250,000	251,420
Michigan State Building Authority, Revenue, 5%, October 15, 2045	325,000	339,251
Michigan State Housing Development Authority, Rental Housing, Revenue, Series A, 4.625%, October 1, 2039	500,000	503,685
Michigan State Trunk Line, 5%, November 15, 2022	250,000	253,340
Michigan State Trunk Line, 4%, November 15, 2037	100,000	101,462
Michigan State Trunk Line, 4%, November 15, 2046	225,000	219,906
Niles, Michigan, Community Schools, 4%, May 1, 2035 (Q-SBLF enhanced)	400,000	410,328
Ottawa County, Michigan, Building Authority, 4%, May 1, 2047	100,000	96,056
Pinckney, Michigan, Community Schools, 5%, May 1, 2035 (Q-SBLF enhanced)	500,000	531,185
Rockford, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)	800,000	802,776
Romeo, Michigan, Community Schools, 4%, May 1, 2045 (Q-SBLF enhanced)	100,000	98,304
Saginaw, Michigan, Water Supply System, Revenue, 4%, July 1, 2041 (AGM insured)	250,000	251,865
University of Michigan, Revenue, 4%, April 1, 2043	250,000	250,983
Walled Lake, Michigan, Consolidated School District, 5%, May 1, 2037 (Q-SBLF enhanced) (Pre-refunded)	485,000	505,074
Walled Lake, Michigan, Consolidated School District, 5%, May 1, 2041 (Q-SBLF enhanced)	200,000	223,186
Warren, Michigan, Consolidated Schools District, 5%, May 1, 2038 (Q-SBLF enhanced)	250,000	269,103
Warren Woods, Michigan, Public Schools, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	270,223
Woodhaven-Brownstown, Michigan, School District, 5%, May 1, 2040 (Q-SBLF enhanced)	375,000	405,116
		10,745,542
Arizona - 2.1%
Arizona Board of Regents, University of Arizona System, Revenue, 5%, June 1, 2038 (Pre-refunded)	250,000	257,543
Arizona Board of Regents, University of Arizona System, Revenue, 4%, June 1, 2045	250,000	241,655
		499,198

Colorado - 0.5%
Weld County, Colorado, School District No. 6, 4%, December 1, 2045	125,000	124,081

District of Columbia - 1.0%
District of Columbia, Income Tax Secured Revenue, 4%, May 1, 2045	250,000	251,683

Florida - 2.4%
Miami-Dade County, Florida, Subordinate Special Obligation Refunding, 5%, October 1, 2035 (Pre-refunded)	210,000	211,859
Florida State Board of Education, Public Education, Capital Outlay, 2018 Series B, 4%, June 1, 2044	200,000	201,790
St. Petersburg, Florida, Public Utility, Revenue, 4%, October 1, 2030 (Pre-refunded)	175,000	176,125
		589,774
Georgia - 2.3%
Georgia State Housing and Finance Authority, 3.5%, December 1, 2030	155,000	154,219
Georgia State Housing and Finance Authority, 3.45%, December 1, 2032	405,000	405,142
		559,361
Hawaii - 3.0%
Honolulu, Hawaii, City and County Water System, Revenue, 4%, July 1, 2047	200,000	198,170
Hawaii State, Series FG, 4%, October 1, 2036	500,000	518,500
		716,670
Illinois - 1.9%
Rock Island County, Illinois, Public Building, Revenue, 4%, December 1, 2045	475,000	470,882

Indiana - 1.9%
Greater Clark Building Corporation, Indiana, First Mortgage, Series 2018, 4%, January 15, 2038	455,000	464,764

Iowa - 0.6%
Ankeny, Iowa, Community School District, 5%, June 1, 2023	145,000	149,360

Louisiana - 0.8%
Louisiana Public Facilities Authority, Hospital Revenue, 5%, July 1, 2042 (Pre-refunded)	190,000	190,000

Maine - 0.6%
Maine State Housing Authority, Mortgage Purchase, 2018 Series B, 3.75%, November 15, 2038	155,000	153,484

Maryland - 0.5%
Montgomery County, Maryland, Housing Opportunities Commission, 0.55%, January 1, 2025 (FHA risk sharing mortgage insurance)	135,000	129,501

Minnesota - 0.4%
Rochester, Minnesota, Health Care Facilities, Revenue, 4%, November 15, 2039	100,000	100,856

Nevada - 1.0%
Clark County, Nevada, General Obligation (Limited Tax) Park Improvement, Series 2018, 4%, December 1, 2038	250,000	250,968

New Hampshire - 3.6%
New Hampshire Municipal Bond Bank, 2016 Series D, 4%, August 15, 2039	875,000	882,770

New York - 9.4%
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2035	275,000	275,500
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2037	250,000	249,813
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2041	335,000	331,673
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2019, August 1, 2041	140,000	138,610
New York, New York City, Transitional Finance Authority, Building Aid, Revenue, 4%, July 15, 2040	250,000	243,133
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Fiscal 2016 Subseries CC-1, 4%, June 15, 2038	75,000	74,994
New York State Dormitory Authority, State, Personal Income Tax, Revenue, Series 2018A, 4%, March 15, 2043	300,000	293,295
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds, Revenue, 4%, June 15, 2046	500,000	491,265
New York State Mortgage Agency, 3.1%, April 1, 2028	200,000	200,024
		2,298,307
Ohio - 1.4%
Fairborn, Ohio, City School District, 4%, December 1, 2043	345,000	345,186

Pennsylvania - 5.2%
Pennsylvania State, Series 1, 4%, June 15, 2033	550,000	555,555
Pennsylvania State, Second Series, 4%, August 15, 2035	500,000	503,905
West View, Pennsylvania, Water Authority, Revenue, 4%, November 15, 2039	200,000	201,908
		1,261,368
Tennessee - 2.2%
Clarksville, Tennessee, Water, Sewer and Gas, Revenue, 5%, February 1, 2023	175,000	178,528
Metropolitan Government of Nashville and Davidson County, Tennessee, General Obligation, 5%, July 1, 2023	335,000	346,058
		524,586

Texas - 7.2%
Canadian River, Texas, Municipal Water Authority, 4%, February 15, 2023	100,000	101,462
Corpus Christi, Texas, Independent School District, 4%, August 15, 2034 (Texas Permanent School Fund guarantee)	250,000	257,277
Crosby, Texas, Independent School District, 5%, February 15, 2043 (Texas Permanent School Fund guarantee) (Pre-refunded)	250,000	259,075
Houston, Texas, Independent School District, 4%, June 1, 2029 (Texas Permanent School Fund guarantee)	350,000	356,282
Prosper, Texas, 4%, February 15, 2035	265,000	268,355
University of Houston, Texas, Revenue, 3%, February 15, 2028	340,000	340,986
Waco, Texas, 3.125%, February 1, 2036	180,000	167,828
		1,751,265
Virginia - 1.5%
Richmond, Virginia, Public Utility, Revenue, 5%, January 15, 2043 (Pre-refunded)	250,000	254,675
Virginia State Public Building Authority, Public Facilities, Revenue, 5%, August 1, 2023	100,000	103,483
		358,158

Total long-term state and municipal obligations
(Cost $23,317,467) - 93.6%		22,817,764

Exchange-Traded Fund - 1.8%	Shares
iShares Core S&P 500 ETF (Cost $500,525)	1,157	438,676

Money Market Fund - 3.7%	Shares
Goldman Sachs Financial Square Government Fund, Institutional Shares, 1.21% seven-day yield (Cost $893,789)	893,789	893,789

Total investments (Cost $24,711,781) - 99.1%		24,150,229

Other assets less liabilities, net - 0.9%		222,369

Net assets (100%)		$24,372,598

Notes:

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments in an active market, interest rates, yield curves, implied volatilities, credit spreads and market-collaborated inputs.

Level 3:	Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Valuation techniques used to value the Fund's assets by major category are as follows:

The fair value of the long-term state and municipal obligations is estimated using various techniques which may include information from actual trades for active issues. Evaluations are also based on reviews of current economic conditions, trading levels, spread relationships and the slope of the yield curve. Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability. To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Equity securities for which market quotations are readily available are valued at the closing price as reported by a third-party pricing vendor on the primary exchange on which they are traded and are categorized as Level 1 in the hierarchy.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's portfolio investments as of June 30, 2022, based on the inputs used to value them:

	Securities
	Level 1	Level 2	Level 3	Fair Value

Long-term state and municipal obligations	$—	$22,817,764	$—	$22,817,764
Exchange-traded fund	$438,676	—		438,676
Money market fund	893,789	—	—	893,789
Total	$1,332,465	$22,817,764	$—	$24,150,229